Property, Plant And Equipment, Net (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment, Net [Abstract]
Depreciation expenses	$ 120,895	$ 112,063	$ 106,068
Grants received	39,250	39,121
Equipment produced for self use	$ 127,301	$ 119,892